Shareholders' capital - Stock Option Activity (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares $ / shares shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CAD ($) $ / shares shares
Number of awards
Beginning balance (in shares) | shares	6,738,856	6,045,014		7,164,652
Granted (in shares) | shares	1,166,717	2,328,343		2,596,025
Exercised (in shares) | shares		(1,634,501)		(3,715,663)
Ending balance (in shares) | shares		6,738,856		6,045,014		7,164,652
Exercisable (in shares) | shares		2,448,689	2,448,689
Weighted average exercise price
Beginning balance (CAD per share) | $ / shares	$ 11.18	$ 9.64		$ 6.92
Granted (CAD per share) | $ / shares	$ 12.80	12.82		10.85
Exercised (CAD per share) | $ / shares			$ 7.81		$ 5.25
Ending balance (CAD per share) | $ / shares		11.18		$ 9.64		$ 6.92
Exercisable (CAD per share) | $ / shares		$ 10.03	$ 10.03
Additional Disclosures
Outstanding shares, weighted average remaining contractual term		6 years 3 months 25 days		6 years 3 months 7 days		4 years 8 months 25 days
Granted, weighted average remaining contractual term		8 years		8 years
Exercised shares, weighted average remaining contractual term		3 years 9 months 4 days		2 years 21 days
Exercisable , weighted average remaining contractual term		5 years 7 months 10 days
Beginning balance, aggregate intrinsic value | $	$ 19,380	$ 10,595		$ 28,561
Granted, aggregate intrinsic value | $				0
Exercised, aggregate intrinsic value | $		7,696		20,790
Ending balance, aggregate intrinsic value | $		19,380		$ 10,595		$ 28,561
Exercisable , aggregate intrinsic value | $		$ 9,473,719	$ 9,473,719